Note 4 - Securities Available for Sale - Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Due one year or less, amortized cost	$ 1,805
Due one year or less, fair value	1,781
Due after one year through five years, amortized cost	76,286
Due after one year through five years, fair value	74,973
Due after five years through ten years, amortized cost	2,514
Due after five years through ten years, fair value	2,472
Due after ten years, amortized cost	776
Due after ten years, fair value	633
No stated maturity, amortized cost	121
No stated maturity, fair value	121
Total, amortized cost	81,502	$ 78,801
Total, fair value	$ 79,980	$ 77,472